ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares						Fair Value
	OPEN END FUNDS — 73.3%
	FIXED INCOME - 73.3%
1,362,528	DoubleLine Core Fixed Income Fund, Class I					$ 12,617,011
1,307,346	DoubleLine Low Duration Bond Fund, Class I					12,576,665
	TOTAL OPEN END FUNDS (Cost $24,847,163)					25,193,676

	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
2,560,190	First American Government Obligations Fund, CLASS X, 4.25% (Cost $2,560,190)(a)					2,560,190

Contracts(b)
	EQUITY OPTIONS PURCHASED - 19.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 19.1%
41,760	Nomura WNTN Shares	NOM	08/16/2025	$ 0.0001	$ 4,704,158	$ 4,663,306
9,846	Nomura WNTN TRND Shares	NOM	08/16/2025	0.0001	1,991,045	1,911,577
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,695,203)					6,574,883

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $6,695,203)					6,574,883

	TOTAL INVESTMENTS - 99.8% (Cost $34,102,556)					$ 34,328,749
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					73,069
	NET ASSETS - 100.0%					$ 34,401,818

NOM	Nomura Securities (Bermuda), Ltd.

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(b)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description				Expiration Date	Notional Value at March 31, 2025	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	4	EMINI S&P				Jun-25	1,130,650	$1,550	0.00%
	7	EURO BTS FUTURES				Jun-25	813,828	32	0.00%
	4	FEEDERS				Aug-25	579,000	7,987	0.02%
	14	GOLD				Jun-25	4,410,420	52,820	0.15%
	14	LCATTLE				Jun-25	1,140,440	16,050	0.05%
	10	LCATTLE				Aug-25	800,100	15,330	0.04%
	18	LME ALUM				Jun-25	1,138,640	2,051	0.01%
	8	LME COPPER				Jun-25	1,941,460	(1,501)	(0.00)%
	14	LME LEAD$				Jun-25	703,476	(4,819)	(0.01)%
	7	LME NICKEL				Jun-25	667,349	(4,979)	(0.01)%
	10	LME ZINC				Jun-25	713,505	(779)	(0.00)%
	3	MIB INDEX				Jun-25	605,707	(24,682)	(0.07)%
	7	SILVER				May-25	1,211,385	6,705	0.02%
								$65,765

	Short Contracts
	(17)	AS10YRBOND				Jun-25	1,196,434	$(1,106)	(0.00)%
	(30)	AS3YRBOND				Jun-25	1,995,985	(799)	(0.00)%
	(18)	AS-BK-BILL				Jun-25	795,574	(60)	(0.00)%
	(9)	E MINI RUSSELL				Jun-25	912,195	2,010	0.01%
	(17)	ERX 2 BUND				Jun-25	1,966,603	(1,785)	(0.01)%
	(16)	ERX BOBL				Jun-25	2,038,427	(1,082)	(0.00)%
	(10)	EURO BUND				Jun-25	1,393,425	21,015	0.06%
	(5)	EURX EURO-BUXL				Jun-25	644,958	11,487	0.03%
	(6)	ICE 3MTH SONIA FUTURE				Dec-25	1,861,452	(533)	(0.00)%
	(4)	ICE 3MTH SONIA FUTURE				Jun-26	1,242,130	(969)	(0.00)%
	(4)	ICE 3MTH SONIA FUTURE				Mar-26	1,241,743	(985)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE				Sep-26	931,646	(872)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE				Dec-26	931,598	(307)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE				Mar-27	931,452	(452)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE				Jun-27	931,307	(1,114)	(0.00)%
	(3)	ICE 3MTH SONIA FUTURE				Sep-27	931,162	(872)	(0.00)%
	(2)	ICE 3MTH SONIA FUTURE				Dec-27	620,678	(194)	(0.00)%
	(2)	ICE 3MTH SONIA FUTURE				Mar-28	620,548	355	0.00%
	(2)	JAPAN BOND				Jun-25	1,845,702	(4,291)	(0.01)%
	(10)	LME ALUM				Jun-25	632,578	2,051	0.01%
	(3)	LME COPPER				Jun-25	728,048	(1,501)	(0.00)%
	(20)	LME NICKEL				Jun-25	1,906,711	(4,979)	(0.01)%
	(12)	LONG GILT				Jun-25	1,421,342	5,051	0.01%
	(10)	THREE-MONTH SOFR				Dec-25	2,409,375	(100)	(0.00)%
	(5)	THREE-MONTH SOFR				Mar-26	1,206,188	(100)	(0.00)%
	(3)	THREE-MONTH SOFR				Jun-26	724,163	(100)	(0.00)%
	(7)	T-NOTE				Jun-25	778,531	(797)	(0.00)%
	(4)	ULTRA T-BOND				Jun-25	489,000	2,625	0.01%
	(30)	WHEAT				Jul-25	825,750	5,325	0.02%
	(20)	WHEAT				Sep-25	566,250	763	0.00%
							Subtotal	$27,684

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/20/2025	SG	EUR	1,000,000	USD	1,091,156	$1,081,600	$(5,361)	(0.02)%
	6/20/2025	SG	GBP	5,875,000	USD	7,611,209	7,589,325	(33,583)	(0.10)%

	To Sell:
	6/20/2025	SG	JPY	237,500,000	USD	1,611,095	$1,583,650	$10,224	0.03%
	6/20/2025	SG	CAD	9,100,000	USD	6,362,913	6,324,500	5,826	0.02%
	6/20/2025	SG	AUD	4,800,000	USD	3,026,911	2,998,560	15,762	0.05%
	6/20/2025	SG	CHF	3,500,000	USD	4,016,038	3,958,150	26,675	0.08%
	6/20/2025	SG	NZD	1,100,000	USD	631,675	624,580	3,466	0.01%
							Subtotal	$23,009

							All Other Investments	4,546,848
							Total Value of Purchased Option	$4,663,306

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG -	Societe Generale SA

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description				Expiration Date	Notional Value at March 31, 2025	Value and Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	4	3M CORRA FUTURES				Sep-25	679,050	$1,703	0.00%
	3	3M CORRA FUTURES				Jun-25	508,271	1,894	0.01%
	2	COPPER				Jul-25	254,050	(7,150)	(0.02)%
	6	EURO STOXX50				Jun-25	336,745	(16,659)	(0.05)%
	3	GOLD				Jun-25	945,090	52,820	0.15%
	7	LCATTLE				Jun-25	570,220	16,050	0.05%
	5	LCATTLE				Aug-25	400,050	15,330	0.04%
	3	LIF FTSE				Jun-25	332,974	(3,837)	(0.01)%
	4	LME ALUM				Jun-25	253,031	2,051	0.01%
	1	LME COPPER				Jun-25	242,683	(1,501)	(0.00)%
	5	LME LEAD$				Jun-25	251,241	(4,819)	(0.01)%
	1	THREE-MONTH SOFR				Sep-26	241,438	(100)	(0.00)%
	1	THREE-MONTH SOFR				Dec-26	241,413	(113)	(0.00)%
	1	THREE-MONTH SOFR				Jun-26	241,388	(100)	(0.00)%
	1	THREE-MONTH SOFR				Mar-27	241,363	(100)	(0.00)%
	1	THREE-MONTH SOFR				Jun-27	241,288	(75)	(0.00)%
	1	THREE-MONTH SOFR				Mar-26	241,238	(100)	(0.00)%
	1	THREE-MONTH SOFR				Sep-27	241,213	(100)	(0.00)%
	1	THREE-MONTH SOFR				Dec-25	240,938	(100)	(0.00)%
							Subtotal	$55,094

	Short Contracts
	(5)	AS10YRBOND				Jun-25	351,892	$(1,106)	(0.00)%
	(5)	AS3YRBOND				Jun-25	332,664	(799)	(0.00)%
	(2)	AS-INDEX-200				Jun-25	246,038	2,171	0.01%
	(9)	BEANMEAL				Jul-25	269,460	8,150	0.02%
	(1)	EMINI S&P				Jun-25	282,663	1,550	0.00%
	(9)	ERX 2 BUND				Jun-25	1,041,143	(1,785)	(0.01)%
	(8)	ERX BOBL				Jun-25	1,019,213	(1,082)	(0.00)%
	(15)	EURO BUND				Jun-25	2,090,138	21,015	0.06%
	(5)	EURO OAT FUTURES				Jun-25	663,508	3,364	0.01%
	(3)	EURX EURO-BUXL				Jun-25	386,975	11,487	0.03%
	(1)	ICE 3MTH SONIA FUTURE				Sep-26	310,549	(872)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Jun-26	310,533	(969)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Dec-26	310,533	(307)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Mar-27	310,484	(452)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Mar-26	310,436	(985)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Jun-27	310,436	(1,114)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Sep-27	310,387	(872)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Dec-27	310,339	(194)	(0.00)%
	(1)	ICE 3MTH SONIA FUTURE				Dec-25	310,242	(533)	(0.00)%
	(2)	JAPAN BOND				Jun-25	1,845,702	(4,291)	(0.01)%
	(7)	LME LEAD$				Jun-25	351,738	(4,819)	(0.01)%
	(3)	LME NICKEL				Jun-25	286,007	(4,979)	(0.01)%
	(4)	LONG GILT				Jun-25	473,781	5,051	0.01%
	(2)	ULTRA T-BOND				Jun-25	244,500	2,625	0.01%
							Subtotal	$30,254

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Receive/ Deliver	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/20/2025	SG	EUR	1,125,000	USD	1,228,988	$1,216,800	$(7,585)	(0.02)%
	6/20/2025	SG	GBP	1,312,500	USD	1,700,025	1,695,488	(7,048)	(0.02)%

	To Sell:
	6/20/2025	SG	JPY	50,000,000	USD	336,650	$333,400	$467	0.00%
	6/20/2025	SG	CAD	2,500,000	USD	1,746,942	1,737,500	828	0.00%
	6/20/2025	SG	AUD	2,100,000	USD	1,323,589	1,311,870	6,468	0.02%
	6/20/2025	SG	CHF	750,000	USD	860,331	848,175	5,435	0.02%
	6/20/2025	SG	NZD	500,000	USD	287,395	283,900	1,729	0.01%
							Subtotal	$294

							All Other Investments	1,825,935
							Total Value of Purchased Option	$1,911,577

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG -	Societe Generale SA